Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2024
Summary Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-SUSTK-0125-103 1.9880531.103	January 31, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2024
Summary Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-K6-SUSTK-0125-102 1.9900307.102	January 31, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2024
Summary Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
ARRS-SUSTK-0125-106 1.9880532.106	January 31, 2025